FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Liquidity risk management (Details) - Revolving credit facility R$ in Thousands, $ in Thousands	Dec. 27, 2022 BRL (R$)	Nov. 29, 2022 BRL (R$)	Feb. 08, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Feb. 28, 2019 USD ($)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Maximum borrowing capacity | R$				R$ 3,000,000
Borrowings for industrial projects | R$		R$ 400,000
Borrowings for forestry projects | R$	R$ 400,000
Suzano Pulp and Paper Europe S.A. and Suzano International Trade GmbH
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Maximum borrowing capacity | $			$ 1,275,000		$ 500,000
Suzano Pulp and Paper Europe S.A. and Suzano International Trade GmbH | Available until February 2024
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Remaining borrowing capacity | $					$ 100,000
Suzano Pulp and Paper Europe S.A. and Suzano International Trade GmbH | Available until February 2027
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Maximum borrowing capacity | $			$ 1,175,000